OPERATING SEGMENTS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
OPERATING SEGMENTS

NOTE 11 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following two segments:

a.	Retail automation solutions – Smart Carts (“Smart Carts”)

b.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Nine months ended September 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$3,668	$586	$4,254
Inter-segment	-	-	-
Total	3,668	586	4,254

Cost of revenues
External	2,811	67	2,878
Inter-segment	-	-	-
Total	2,811	67	2,878

Segment operational loss (gain)	(1)	17,486	17,485
Loss (gain) on revaluation of warrant liability			905

Financial expenses, net			(71)
Tax income			-

Loss			18,319

	Nine months ended September 30, 2024
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$3,649	$308	$3,957
Inter-segment	-	-	-
Total	3,649	308	3,957

Cost of revenues
External	2,582	276	2,858
Inter-segment	-	-	-
Total	2,582	276	2,858

Segment operational loss (gain)	(72)	9,128	9,056
Loss (gain) on revaluation of warrant liability			(3,236)
Other expenses			-
Financial expenses, net			143
Tax income			-

Loss			5,963

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 11 - OPERATING SEGMENTS (CONTINUED)

	Three months ended September 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,335	$212	$1,547
Inter-segment	-	-	-
Total	1,335	212	1,547

Cost of revenues
External	964	57	1,021
Inter-segment	-	-	-
Total	964	57	1,021

Segment operational loss (gain)	(67)	4,180	4,113
Loss (gain) on revaluation of warrant liability			(2,830)
Financial expenses, net			116
Tax income			-

Loss			1,399

	Three months ended September 30, 2024
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,418	$154	$1,572
Inter-segment	-	-	-
Total	1,418	154	1,572

Cost of revenues
External	840	42	882
Inter-segment	-	-	-
Total	840	42	882

Segment operational loss (gain)	(248)	2,874	2,626
Loss (gain) on revaluation of warrant liability			539
Other expenses			-
Financial expenses, net			63
Tax income			-

Loss			3,228

	As at September 30, 2025
	Precision Metal Parts	Smart Carts	Total

Segment assets	$3,417	$78,498	$81,915
Segment liabilities	$1,456	$9,196	$10,652

	As at December 31, 2024
	Precision Metal Parts	Discontinued operations	Smart Carts	Total
Segment assets	$3,017	$1,043	$14,818	$18,878
Segment liabilities	$2,138	$717	$9,179	$12,034